1775 I Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

JOHN M. THORNTON

john.thornton@dechert.com
+1 202 261 3377 Direct
+1 202 261 3077 Fax
February 15, 2012
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 308
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 308 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of registering Class A, Class C, Institutional, Class R and Class IR Shares of the Goldman Sachs Retirement Portfolio Completion Fund, a new series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.
Sincerely,
/s/ J. Matthew Thornton
J. Matthew Thornton